Other Receivables (Details) - Schedule of Other Receivables - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Other Receivables [Abstract]
Net Receivable from Reachnet Cable Service Pvt. Ltd.		$ 43,168,720
GST and other taxes		7,770,370
Total		$ 50,939,090